[GRAPHIC] CDC NVESTFUNDS(SM)
          ==================
          CDC IXIS Asset Mangement Distributors

CDC Nvest

Money Market Funds

Prospectus

September 1, 2000
(as revised May 15, 2001)

> CDC Nvest Cash Management Trust - Money Market Series
  Reich & Tang Asset Management LLC

> CDC Nvest Tax Exempt Money Market Trust
  Reich & Tang Asset Management LLC


The Securities and Exchange Commission has not approved any Fund's shares, or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds of any of their services and for assistance to opening an account, contact your financial representative or call CDC Nvest Funds.

CDC Nvest Funds
899 Boylston Street, Boston, Massachusetts 02116
800-225-5478
www.cdcnvestfunds.com


Reich & Tang Funds


WHAT'S INSIDE

Goals, Strategies & Risks
 ..............................Page 1

Fund Fees & Expenses
 ..............................Page 5

Management Team
 ..............................Page 7

Fund Services
 ..............................Page 8

Fund Performance
 ..............................Page 17

Table of Contents

--------------------------------------------------------------------------------
Goals, Strategies & Risks
--------------------------------------------------------------------------------
CDC Nvest Cash Management Trust - Money Market Series .......................  1
CDC Nvest Tax Exempt Money Market Trust .....................................  3

--------------------------------------------------------------------------------
Fund Fees & Expenses
--------------------------------------------------------------------------------
Fund Fees & Expenses ........................................................  5

--------------------------------------------------------------------------------
More About Risk
--------------------------------------------------------------------------------
More About Risk .............................................................  6

--------------------------------------------------------------------------------
Management Team
--------------------------------------------------------------------------------
Meet the Funds' Investment Adviser and Subadviser ...........................  7

--------------------------------------------------------------------------------
Fund Services
--------------------------------------------------------------------------------
Investing in the Funds ......................................................  8
It's Easy to Open an Account ................................................  8
Buying Shares ...............................................................  9
Selling Shares .............................................................. 10
Selling Shares in Writing ................................................... 11
Exchanging Shares ........................................................... 12
Restrictions on Buying, Selling and Exchanging Shares ....................... 13
How Fund Shares Are Priced .................................................. 14
Dividends and Distributions ................................................. 15
Tax Consequences ............................................................ 15
Additional Investor Services ................................................ 16

--------------------------------------------------------------------------------
Fund Performance
--------------------------------------------------------------------------------
CDC Nvest Cash Management Trust - Money Market Series ....................... 17
CDC Nvest Tax Exempt Money Market Trust ..................................... 18

--------------------------------------------------------------------------------
Glossary of Terms
--------------------------------------------------------------------------------
Glossary of Terms ........................................................... 19


If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."


                Please see the back cover of this Prospectus for
                      important privacy policy information.

             Goals, Strategies & Risks
[GRAPHIC]    -------------------------
             CDC Nvest Cash Management
             Trust -- Money Market Series

Adviser:     CDC IXIS Asset Management Advisers, L.P.
             ("CDC IXIS Asset Management Advisers")

Subadviser:  Reich & Tang Asset Management LLC
             ("Reich & Tang")

                                           -------------------------------------
                                                        Fund Focus
                                           -------------------------------------

                                                     Stability   Income   Growth
                                           High          X

                                           Med.

                                           Low                     X        X


                                   Ticker Symbol:  Class A    Class B    Class C
                                                   -----------------------------
                                                   NEMXX      NMBXX      NVCXX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------

The Fund seeks maximum current income consistent with preservation of capital and liquidity.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

o    Certificates of deposit

o    Bankers' acceptances or bank notes

o    Securities issued or guaranteed by the U.S. government

o    Commercial paper

o    Repurchase agreements

o    Other corporate debt obligations

o    Cash

Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

o Credit quality -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o Maturity -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o Diversification -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

--------------------------------------------------------------------------------
Principal Investment Risks of Money Market Securities
--------------------------------------------------------------------------------

Credit and Interest Rate Risk. Subject to credit risk and interest rate risk.
   Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

Foreign Investment Risk. Risks of foreign investments include a lack of issuer information, the risk of political uncertainties as well as different regulatory requirements.

Not Insured. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.


---------------------------------------
1

                                             Goals, Strategies & Risks
                                             ------------------------- [GRAPHIC]

--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 (total return)

                               1990        8.29%
                               1991        7.15%
                               1992        4.58%
                               1993        2.84%
                               1994        2.68%
                               1995        4.76%
                               1996        4.96%
                               1997        4.77%
                               1998        4.99%
                               1999        4.54%

   Highest Quarterly Return: Fourth Quarter 1990, up 1.95%

   Lowest Quarterly Return: Third Quarter 1993, up 0.61%

+ The Fund's Class A shares total return year-to-date as of June 30, 2000 was 2.65%.


The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

--------------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the period ended June 30, 2000)                          Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------
CDC Nvest Cash Management Trust -- Money Market Series:          5.10%          4.87%          4.63%
Class A (Inception 7/10/78)

CDC Nvest Cash Management Trust -- Money Market Series:          5.10%          4.88%          4.61%*
Class B (Inception 9/13/93)

CDC Nvest Cash Management Trust -- Money Market Series:          5.10%           --            4.86%*
Class C (Inception 3/1/98)
--------------------------------------------------------------------------------------------------------

* Since class inception

For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.


                                         ---------------------------------------

             Goals, Strategies & Risks
[GRAPHIC]    -------------------------
             CDC Nvest Tax Exempt
             Money Market Trust

Adviser:     CDC IXIS Asset Management Advisers, L.P.
             ("CDC IXIS Asset Management Advisers")

Subadviser:  Reich & Tang Asset Management LLC
             ("Reich & Tang")

                                           -------------------------------------
                                                        Fund Focus
                                           -------------------------------------

                                                     Stability   Income   Growth
                                           High          X

                                           Med.

                                           Low                     X        X


                                              Ticker Symbol:  Class A    Class B
                                                             ------------------
                                                              NEEXX      TEBXX

--------------------------------------------------------------------------------
Investment Goal
--------------------------------------------------------------------------------

The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------
Principal Investment Strategies
--------------------------------------------------------------------------------

Under normal market conditions, the Fund will invest in high-quality, short-term, U.S. dollar-denominated money market instruments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by state and local governments and their agencies. It is a fundamental policy of the Fund that, unless it has adopted a temporary defensive position in response to adverse conditions, it will invest at least 80% of its net assets in Municipal Securities. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

o    Notes or bonds

o    Commercial paper

o When-issued securities or securities purchased from a broker-dealer with the right to sell them back at a certain time and price (a "put")

o    Variable or floating interest rate obligations

o Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations

o    Repurchase Agreements

o    Cash

Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

o Credit quality -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o Maturity -- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o Diversification -- The Fund is diversified, which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and need cash immediately.

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report (see back cover).

--------------------------------------------------------------------------------
Principal Investment Risks of Money Market Securities
--------------------------------------------------------------------------------

Credit and Interest Rate Risk. Subject to credit risk and interest rate risk.
   Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

Stability and Liquidity. The Fund's price stability and liquidity may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market securities and the average portfolio maturity is generally greater for the Fund than for a taxable money market fund.

Not Insured. An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.


---------------------------------------
3

                                             Goals, Strategies & Risks
                                             ------------------------- [GRAPHIC]


--------------------------------------------------------------------------------
Evaluating the Fund's Past Performance
--------------------------------------------------------------------------------

The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed that function in June 2001. This chart and table reflect results achieved by the previous subadviser under different investment policies for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements and investment policies.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 (total return)

                               1990        5.56%
                               1991        4.93%
                               1992        3.42%
                               1993        2.20%
                               1994        2.10%
                               1995        3.15%
                               1996        3.33%
                               1997        3.20%
                               1998        3.29%
                               1999        2.80%

  Highest Quarterly Return: Fourth Quarter 1990, up 1.43%

  Lowest Quarterly Return: First Quarter 1993, up 0.48%

+ The Fund's Class A shares total return year-to-date as of June 30, 2000 was
  1.67%.

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

--------------------------------------------------------------------------------------------------------
Average Annual Total Returns
(for the period ended June 30, 2000)                          Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------------------------------
CDC Nvest Tax Exempt Money Market Trust --                       3.13%          3.15%          3.15%
Class A (Inception 4/21/83)

CDC Nvest Tax Exempt Money Market Trust --                       3.13%          3.15%          3.08%*
Class B (Inception 9/13/93)
--------------------------------------------------------------------------------------------------------

* Since class inception

For actual past expenses of Class A and B shares, see the section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.


                                         ---------------------------------------

[GRAPHIC] Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

--------------------------------------------------------------------------------
Shareholder Fees
--------------------------------------------------------------------------------

(fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------
                                                        Cash Management Trust --                  Tax Exempt
                                                           Money Market Series                Money Market Trust
                                                      Class A    Class B     Class C          Class A     Class B
-----------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases       None       None        None             None      None

Maximum deferred sales charge (load)                   None*      None*       None*            None*     None*

Redemption fees                                        None**     None**      None**           None**    None**
-----------------------------------------------------------------------------------------------------------------

* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another CDC Nvest Fund. See the section entitled "Exchanging Shares."

** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses
--------------------------------------------------------------------------------

(expenses that are deducted from Fund assets, as a percentage of average net assets)

-----------------------------------------------------------------------------------------------------------------
                                                        Cash Management Trust --                  Tax Exempt
                                                           Money Market Series                Money Market Trust
                                                      Class A    Class B     Class C          Class A     Class B
-----------------------------------------------------------------------------------------------------------------
Management fees                                        0.42%      0.42%       0.42%            0.40%     0.40%

Distribution and/or service (12b-1) fees               0.00%      0.00%       0.00%            0.00%     0.00%

Other expenses                                         0.42%      0.42%       0.42%            0.39%     0.39%

Total annual fund operating expenses                   0.84%      0.84%       0.84%            0.79%     0.79%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:

o    You invest $10,000 in the Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o    The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------------
                             Cash Management Trust --                  Tax Exempt
                                Money Market Series                Money Market Trust
                           Class A    Class B     Class C          Class A     Class B
                                        (1)
--------------------------------------------------------------------------------------
      1 year               $   86      $   86       $   86          $   81      $   81
      3 years              $  268      $  268       $  268          $  252      $  252
      5 years              $  466      $  466       $  466          $  439      $  439
      10 years             $1,037      $1,037       $1,037          $  978      $  978
--------------------------------------------------------------------------------------

(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."


---------------------------------------
5

                                                       More About Risk [GRAPHIC]


The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

Market Risk (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in an issuer's financial condition as well as overall market and economic conditions.

Management Risk (Both Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

Credit Risk (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk (Both Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in a security's value.

Foreign Risk (CDC Cash Management Trust - Money Market Series) A foreign security may be affected by limited liquidity and higher volatility than securities held by a U.S. bank. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

Information Risk (Both Funds) The risk that key information about a security is inaccurate or unavailable.

Opportunity Risk (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

Liquidity Risk (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to a Fund.

Valuation Risk (Both Funds) The risk that a Fund has valued certain securities at a higher price than it can sell them for.

Political Risk (Both Funds) The risk of losses directly attributable to government or political actions.


                                         ---------------------------------------

           Management Team
[GRAPHIC]  ---------------
           Meet each Fund's Investment Adviser
           and Subadviser

The CDC Nvest Funds family includes 28 mutual funds with a total of over $6 billion in assets under management as of December 31, 2000. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (the "Money Market Funds" and each a "Fund"). CDC Nvest Equity Funds, CDC Nvest Income Funds, CDC Nvest Star Funds, Kobrick Funds and CDC Nvest Tax Free Income Funds constitute the "CDC Nvest Funds."

--------------------------------------------------------------------------------
CDC IXIS Asset Management Advisers
--------------------------------------------------------------------------------

CDC IXIS Asset Management Advisers (formerly Nvest Funds Management, L.P.), located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. CDC IXIS Asset Management Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America") (formerly Nvest Companies, L.P.), which is a subsidiary of CDC IXIS Asset Management. CDC IXIS Asset Management is part of the investment management arm of France's Caisse des Depots et Consignations ("CDC"), a major diversified financial institution. As of December 31, 2000, CDC IXIS Asset Management North America's 17 principal subsidiary or affiliated asset management firms collectively had $135 billion in assets under management.
CDC IXIS Asset Management Advisers oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. CDC IXIS Asset Management Advisers does not determine what investments will be purchased by the Fund. Reich & Tang makes the investment decisions for each Fund.

The combined advisory and subadvisory fees paid by the Funds for the year ended June 30, 2000, as a percentage of each Fund's average daily net assets, were 0.42% for the Cash Management Trust - Money Market Series and 0.40% for the Tax Exempt Money Market Trust.

--------------------------------------------------------------------------------
Subadviser
--------------------------------------------------------------------------------

Reich & Tang, located at 600 Fifth Avenue, New York, N.Y. 10020, serves as the subadviser for each Fund. Reich & Tang is a subsidiary of CDC IXIS Asset Management North America. Reich & Tang, founded in 1974, manages approximately $13 billion in money market and short term assets as of March 31, 2001 for institutions and other investors.

--------------------------------------------------------------------------------
Subadvisory Agreements
--------------------------------------------------------------------------------

Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits CDC IXIS Asset Management Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Asset Management Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Asset Management Advisers if approved by the Board of Trustees. Shareholders will be notified of any subadviser changes.

--------------------------------------------------------------------------------
Portfolio Trades
--------------------------------------------------------------------------------

In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management North America, CDC IXIS Asset Management Advisers, or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.


---------------------------------------
7

                                                         Fund Services
                                                         ------------- [GRAPHIC]
                                               Investing in the Funds


--------------------------------------------------------------------------------
Choosing a Share Class
--------------------------------------------------------------------------------

CDC Nvest Cash Management Trust -- Money Market Series offers Class A, Class B and Class C shares to the public and CDC Nvest Tax Exempt Money Market Trust offers only Class A and Class B shares. The classes of each Fund enable shareholders in the same classes of another CDC Nvest Fund to invest in the Money Market Funds through an exchange of shares.

It's Easy to Open an Account

--------------------------------------------------------------------------------
To Open an Account with CDC Nvest Funds:
--------------------------------------------------------------------------------

1.   Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  Minimum to Open an
                                                              Minimum to            Account Using             Minimum for
  Type of Account                                           Open an Account        Investment Builder       Existing Accounts
-----------------------------------------------------------------------------------------------------------------------------
  Any account other than those listed below                     $2,500                   $100                    $100

  Accounts registered under the Uniform
  Gifts to Minors Act or the Uniform                            $2,500                   $100                    $100
  Transfers to Minors Act

  Individual Retirement Accounts ("IRAs")                        $500                    $100                    $100

  Retirement plans with tax benefits such
  as corporate pension, profit sharing                           $250                    $100                    $100
  and Keogh plans

  Payroll Deduction Investment Programs
  for SARSEP*, SEP, SIMPLE IRA,                                   $25                     N/A                     $25
  403(b)(7) and certain other retirement plans
-----------------------------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.   Use the following sections as your guide for purchasing shares.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.

--------------------------------------------------------------------------------
Self-Servicing Your Account
--------------------------------------------------------------------------------

Buying or selling shares is easy with the services described below:

--------------------------------------------------------------------------------
                     CDC Nvest Funds Personal Access Line(R)
--------------------------------------------------------------------------------

                              800-225-5478, press 1

--------------------------------------------------------------------------------
                            CDC Nvest Funds Web Site
--------------------------------------------------------------------------------

                              www.cdcnvestfunds.com

You have access to your account 24 hours a day by calling Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

     o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

     o view your account balances, recent transactions, Fund prices and recent performance;

     o    order duplicate account statements; and

     o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.


                                         ---------------------------------------

          Fund Services
[GRAPHIC] -------------
          Buying Shares


                                    Opening an Account                                      Adding to an Account

------------------------------------------------------------------------------------------------------------------------------------
Through Your Investment Dealer
------------------------------------------------------------------------------------------------------------------------------------
                    o  Call your investment dealer for information.           o  Call your investment dealer for information.

------------------------------------------------------------------------------------------------------------------------------------
By Mail
------------------------------------------------------------------------------------------------------------------------------------

                    o  Make out a check in U.S. dollars for the investment    o  Make out a check in U.S. dollars for the investment
                       amount, payable to "CDC Nvest Funds." Third party         amount, payable to "CDC Nvest Funds." Third party
                       checks and "starter" checks will not be accepted.         checks and "starter" checks will not be accepted.
   [GRAPHIC]
                    o  Mail the check with your completed application to      o  Fill out the detachable investment slip from an
                       CDC Nvest Funds, P.O. Box 8551, Boston, MA                account statement. If no slip is available, include
                       02266-8551.                                               with the check a letter specifying the Fund name,
                                                                                 your class of shares, your account number and the
                                                                                 registered account name(s). To make investing even
                                                                                 easier, you can order more investment slips by
                                                                                 calling 800-225-5478.

------------------------------------------------------------------------------------------------------------------------------------
By Exchange
------------------------------------------------------------------------------------------------------------------------------------

                    o  The exchange must be for a minimum of $1,000 or for    o  The exchange must be for a minimum of $1,000 or for
                       all of your shares.                                       all of your shares.

                    o  Obtain a current prospectus for the Fund into which    o  Call your investment dealer or CDC Nvest Funds at
   [GRAPHIC]           you are exchanging by calling your investment             800-225-5478 or visit www.cdcnvestfunds.com to
                       dealer or CDC Nvest Funds at 800-225-5478.                request an exchange.

                    o  Call your investment dealer or CDC Nvest Funds to      o  See the section entitled "Exchanging Shares" for
                       request an exchange.                                      more details.

                    o See the section entitled "Exchanging Shares" for more details.

------------------------------------------------------------------------------------------------------------------------------------
By Wire
------------------------------------------------------------------------------------------------------------------------------------

                    o  Call CDC Nvest Funds at 800-225-5478 to obtain an      o  Visit www.cdcnvestfunds.com to add shares to your
                       account number and wire transfer instructions. Your       account by wire.
                       bank may charge you for such a transfer.
   [GRAPHIC]                                                                  o  Instruct your bank to transfer funds to State
                                                                                 Street Bank & Trust Company, ABA# 011000028, DDA#
                                                                                 99011538.

                                                                              o  Specify the Fund name, your class of shares, your
                                                                                 account number and the registered account name(s).
                                                                                 Your bank may charge you for such a transfer.

------------------------------------------------------------------------------------------------------------------------------------
Automatic Investing Through Investment Builder
------------------------------------------------------------------------------------------------------------------------------------

                    o  Indicate on your application that you would like to    o  Please call CDC Nvest Funds at 800-225-5478 for a
                       begin an automatic investment plan through                Service Options Form. A signature guarantee may be
   [GRAPHIC]           Investment Builder and the amount of your monthly         required to add this privilege.
                       investment ($100 minimum).
                                                                              o  See the section entitled "Additional Investor
                    o  Send a check marked "Void" or a deposit slip from         Services."
                       your bank account along with your application.

------------------------------------------------------------------------------------------------------------------------------------
Through Automated Clearing House (ACH)
------------------------------------------------------------------------------------------------------------------------------------

                    o  Ask your bank or credit union whether it is a          o  Call CDC Nvest Funds at 800-225-5478 or visit
                       member of the ACH system.                                 www.cdcnvestfunds.com to add shares to your account
                                                                                 through ACH.
   [GRAPHIC]        o  Complete the "Bank Information" section on your
                       account application.                                   o  If you have not signed up for the ACH system,
                                                                                 please call CDC Nvest Funds for a Service Options
                    o  Mail your completed application to CDC Nvest Funds,       Form. A signature guarantee may be required to add
                       P.O. Box 8551, Boston, MA 02266-8551.                     this privilege.


---------------------------------------
9

                                                         Fund Services
                                                         ------------- [GRAPHIC]
                                                        Selling Shares


                                 To Sell Some or All of Your Shares

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."

--------------------------------------------------------------------------------
Through Your Investment Dealer
--------------------------------------------------------------------------------

                    o    Call your investment dealer for information.

--------------------------------------------------------------------------------
By Mail
--------------------------------------------------------------------------------

                    o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."
   [GRAPHIC]
                    o The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

                    o Mail your request by regular mail to CDC Nvest Funds, P.O. Box 8551, Boston, MA 02266-8551 or by registered, express or certified mail to CDC Nvest Funds, 66 Brooks Drive, Braintree, MA 02184.

                    o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received in good order. You may also choose to redeem by wire or through ACH (see below).

--------------------------------------------------------------------------------
By Exchange
--------------------------------------------------------------------------------

                    o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or CDC Nvest Funds at 800-225-5478.
   [GRAPHIC]
                    o Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an exchange.

                    o See the section entitled "Exchanging Shares" for more details.

--------------------------------------------------------------------------------
By Wire
--------------------------------------------------------------------------------

                    o Fill out the "Bank Information" section on your account application.

   [GRAPHIC]        o    Call CDC Nvest Funds at 800-225-5478, visit
                         www.cdcnvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

                    o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

--------------------------------------------------------------------------------
Through Automated Clearing House (ACH)
--------------------------------------------------------------------------------

                    o Ask your bank or credit union whether it is a member of the ACH system.

                    o Complete the "Bank Information" section on your account application.
   [GRAPHIC]
                    o If you have not signed up for the ACH system on your application, please call CDC Nvest Funds at 800-225-5478 for a Service Options Form.

                    o Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request a redemption through this system.

                    o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

--------------------------------------------------------------------------------
By Systematic Withdrawal Plan
--------------------------------------------------------------------------------

                    o    Please refer to the section entitled "Additional
                         Investor Services" or call CDC Nvest Funds at
                         800-225-5478 or your financial representative for
   [GRAPHIC]             information.

                    o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

--------------------------------------------------------------------------------
By Telephone
--------------------------------------------------------------------------------

                    o You may receive your proceeds by mail, by wire or through ACH (see above).
   [GRAPHIC]
                    o Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

--------------------------------------------------------------------------------
By Check (for Class A only)
--------------------------------------------------------------------------------

                    o Select the checkwriting option on your account application and complete the attached signature card.
   [GRAPHIC]
                    o To add this privilege to an existing account, call CDC Nvest Funds at 800-225-5478 for a Service Options Form.

                    o    Each check must be written for $250 or more.

                    o You may not close your account by withdrawal check. Please call your financial representative or CDC Nvest Funds to close an account.


                                         ---------------------------------------

          Fund Services
[GRAPHIC] -------------
          Selling Shares in Writing


If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public cannot provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

o    a financial representative or securities dealer;

o    a federal savings bank, cooperative, or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.

--------------------------------------------------------------------------------
Seller (Account Type) Requirements for written requests
--------------------------------------------------------------------------------
Individual, joint, sole proprietorship, UGMA/UTMA (minor accounts)

                    o The request must include the signatures of all persons authorized to sign, including title, if applicable.

                    o    Signature guarantee, if applicable (see above).

Corporate or association accounts

                    o The request must include the signatures of all persons authorized to sign, including title.

Owners or trustees of trust accounts

                    o The request must include the signatures of all persons authorized to sign, including title.

                    o If the names of the trustees are not registered on the account, please provide a copy of the trust document certified within the past 60 days.

                    o    Signature guarantee, if applicable (see above).

Joint tenancy whose co-tenants are deceased

                    o The request must include the signatures of all surviving tenants of the account.

                    o    Copy of the death certificate.

                    o Signature guarantee if proceeds check is issued to other than the surviving tenants.

Power of Attorney (POA)

                    o The request must include the signatures of the attorney-in-fact, indicating such title.

                    o    A signature guarantee.

                    o Certified copy of the POA document stating it is still in full force and effect, specifying the exact Fund and account number, and certified within 30 days of receipt of instructions.*

Qualified retirement benefit plans (except Nvest Funds prototype documents)

                    o The request must include the signatures of all those authorized to sign, including title.

                    o    Signature guarantee, if applicable (see above).

Executors of estates, administrators, guardians, conservators

                    o The request must include the signatures of all those authorized to sign, including capacity.

                    o    A signature guarantee.

                    o Certified copy of court document where signer derives authority, e.g.: Letters of Administration, Conservatorship, Letters Testamentary.*

Individual Retirement Accounts (IRAs)

                    o Additional documentation and distribution forms are required.

*Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.


---------------------------------------
11

                                                         Fund Services
                                                         ------------- [GRAPHIC]
                                                     Exchanging Shares

In general, you may exchange shares of your Fund for shares of the other Money Market Fund or a CDC Nvest Fund subject to certain restrictions shown below. An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

--------------------------------------------------------------------------------
Exchange Options
--------------------------------------------------------------------------------

Class A shares of a Money Market Fund not previously subject to a sales charge or CDSC may exchange into:

o Class A, B or C shares of a Money Market Fund without paying a sales charge or CDSC.

o Class A, B or C shares of a CDC Nvest Fund plus the applicable sales charge or CDSC.

Class A shares of a Money Market Fund previously subject to a sales charge or CDSC may exchange into:

o Class A shares of the other Money Market Fund without a sales charge or CDSC.

o Class A shares of a CDC Nvest Fund without paying a sales charge or CDSC (unless you exchanged into a Money Market Fund from shares of the CDC Nvest Intermediate Term Tax Free Fund of California that you held for less than six months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other CDC Nvest Fund shares).

Class B shares of a Money Market Fund may exchange into:

o Class B shares of the other Money Market Fund without paying a sales charge or CDSC.

o    Class B shares of a CDC Nvest Fund subject to its CDSC schedule.

Class C shares of Cash Management Trust - Money Market Series may exchange into:

o    Class C shares of a CDC Nvest Fund subject to its CDSC schedule.

If you exchange shares of a CDC Nvest Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC for Class A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


                                         ---------------------------------------

          Fund Services
[GRAPHIC] -------------
          Restrictions on Buying, Selling and Exchanging Shares

--------------------------------------------------------------------------------
Purchase and Exchange Restrictions
--------------------------------------------------------------------------------

Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

--------------------------------------------------------------------------------
Selling Restrictions
--------------------------------------------------------------------------------

The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

--------------------------------------------------------------------------------
Restriction                               Situation
--------------------------------------------------------------------------------

The Fund may suspend the right of         o  When the New York Stock Exchange
redemption or postpone payment for           (the "Exchange") is closed (other
more than 7 days:                            than a weekend/holiday)

                                          o  During an emergency

                                          o  Any other period permitted by the
                                             SEC

The Fund reserves the right to suspend    o  With a notice of a dispute
account services or refuse transaction       between registered owners
requests:
                                          o  With suspicion/evidence of a
                                             fraudulent act


The Fund may pay the redemption price     o  When it is detrimental for a Fund
in whole or in part by a distribution        to make cash payments as
in kind of readily marketable                determined in the sole discretion
securities in lieu of cash or may take       of the adviser or subadviser
up to 7 days to pay a redemption
request in order to raise capital:

The Fund may close your account and       o  When the Fund account falls below
send you the proceeds. You will have         a set minimum (currently $1,000
60 days after being notified of the          as set by the Funds' Board of
Fund's intention to close your account       Trustees)
to increase the account to the set
minimum. This does not apply to
certain qualified retirement plans,
automatic investment plans or accounts
that have fallen below the minimum
solely because of fluctuations in a
Fund's net asset value per share:

The Fund may withhold redemption          o  When redemptions are made within
proceeds until the check or funds have       10 calendar days of purchase by
cleared:                                     check or ACH of the shares being
                                             redeemed

Telephone redemptions are not accepted
for tax-qualified retirement accounts.

If you hold certificates representing
your shares, they must be sent with
your request for it to be honored.

The Fund recommends that certificates
be sent by registered mail.

--------------------------------------------------------------------------------
Certificates
--------------------------------------------------------------------------------

Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.


---------------------------------------
13

                                                         Fund Services
                                                         ------------- [GRAPHIC]
                                            How Fund Shares Are Priced

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:


                         Total market value of securities + Cash and
                                  other assets - Liabilities
     Net Asset Value =  -----------------------------------------------
                                 Number of outstanding shares

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Fund shares will not be priced on the days on which the Exchange is closed for trading.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus).

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

* Under limited circumstances, the Distributor may enter into a contractual agreement pursuant to which it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."


                                         ---------------------------------------

          Fund Services
[GRAPHIC] -------------
          Dividends and Distributions

The Funds generally distribute most or all of their net investment income (other than long-term capital gains) in the form of dividends. Each Fund declares dividends for each class daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. If all of your shares of a Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus an applicable sales charge or CDSC) in shares of the same class of a Money Market Fund or CDC Nvest Fund registered in your name. Class A shareholders may also have dividends and distributions automatically invested in Class C shares of a CDC Nvest Fund. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Money Market Fund or in the same class of another CDC Nvest Fund.

o    Receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan CDC Nvest Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

Tax Consequences

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you as ordinary income (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below) or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. The Funds usually do not realize a substantial amount of long-term capital gains. If you are a corporation investing in a Fund, a portion of these dividends may qualify for the dividends-received deduction provided that you meet certain holding period requirements. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gains, regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

Any gain resulting from the sale of Fund shares will generally be subject to tax. An exchange of Fund shares for shares of another CDC Nvest Fund is treated as a sale, and any resulting gain will generally be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities for the CDC Nvest Cash Management Trust - Money Market Series may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state or local taxes that may apply to the distributions you receive.

Special tax considerations for Tax Exempt Money Market Trust

Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive Social Security or railroad retirement benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, if the Fund invests in "private activity" municipal securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax.

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.


---------------------------------------
15

                                                         Fund Services
                                                         ------------- [GRAPHIC]
                                          Additional Investor Services

Retirement Plans

CDC Nvest Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs*, SIMPLE IRAs, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund or a Money Market Fund, subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into a CDC Nvest Fund or a Money Market Fund, please read its prospectus carefully.

Automatic Exchange Plan

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund or a Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC Nvest Funds Personal Access Line(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about current yields, your current account balances, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC Nvest Funds Web Site

Visit us at www.cdcnvestfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Electronic Mail Delivery

This delivery option allows you to receive important fund documents via the Internet instead of in paper form through regular U.S. mail. Eligible documents include confirmation statements, quarterly statements, prospectuses, annual and semiannual reports and proxies. Electronic Delivery will cut down on the amount of paper mail you receive; speed up the availability of your documents; and lower expenses to your fund. To establish this option on your account(s), complete the appropriate section of your new account application or visit us at www.cdcnvestfunds.com.


* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997 may remain active and continue to add new employees.


                                         ---------------------------------------

          Fund Performance
[GRAPHIC] ----------------
          The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter ther period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, is included in the SAI, which is available without charge upon request.

          CDC Nvest Cash Management Trust -- Money Market Series

------------------------------------------------------------------------------------------------------------------
                                                                     Class A, B, C

                                                                  Year Ended June 30,

                                              1996          1997          1998(a)         1999           2000
Net Asset Value, Beginning of the Year     $  1.0000     $  1.0000     $  1.0000      $  1.0000       $  1.0000
                                           ---------     ---------     ---------      ---------       ---------

Income From Investment Operations
Net Investment Income                         0.0482        0.0467        0.0488         0.0445          0.0498
Net Realized and Unrealized Gain
  on Investments                              0.0002        0.0000        0.0000         0.0000          0.0000
                                           ---------     ---------     ---------      ---------       ---------
Total From Investment Operations              0.0484        0.0467        0.0488         0.0445          0.0498
                                           ---------     ---------     ---------      ---------       ---------

Less Distributions
Dividends From Net Investment Income         (0.0484)(b)   (0.0465)(b)   (0.0488)       (0.0445)(b)     (0.0498(b)
Dividends From Net Realized Capital Gains     0.0000       (0.0002)       0.0000         0.0000          0.0000
                                           ---------     ---------     ---------      ---------       ---------
Total Distributions                          (0.0484)      (0.0467)      (0.0488)       (0.0445)        (0.0498)
                                           ---------     ---------     ---------      ---------       ---------

Net Asset Value, End of the Year             $1.0000       $1.0000       $1.0000        $1.0000         $1.0000
                                           =========     =========     =========      =========       =========

Total Return (%)                                 5.0           4.8           5.0            4.6             5.1

Ratios/Supplemental Data
Ratio of Operating Expenses
  to Average Net Assets (%)                     0.90          0.88          0.84           0.84            0.84
Ratio of Net Investment Income
  to Average Net Assets (%)                     4.85          4.66          4.88           4.46            4.96
Net Assets, End of Year (000,000)              $ 664         $ 699         $ 607          $ 665           $ 604
------------------------------------------------------------------------------------------------------------------

(a) Class C shares commenced operations March 1, 1998.

(b) Including net realized gain (loss) on investments.


---------------------------------------
17

                                                      Fund Performance
                                                      ---------------- [GRAPHIC]


CDC Nvest Tax Exempt Money Market Trust

-------------------------------------------------------------------------------------------------------------------

                                                                     Class A and B

                                                                  Year Ended June 30,

                                             1996          1997           1998           1999           2000
Net Asset Value, Beginning of the Year     $ 1.0000      $ 1.0000      $ 1.0000        $ 1.0000       $ 1.0000
                                           --------      --------      --------        --------       --------

Income From Investment Operations
Net Investment Income                        0.0327        0.0314        0.0323          0.0276         0.0309
Net Realized and Unrealized Gain
  on Investments                             0.0000        0.0001        0.0000          0.0000         0.0000
                                           --------      --------      --------        --------       --------
Total From Investment Operations             0.0327        0.0315        0.0323          0.0276         0.0309
                                           --------      --------      --------        --------       --------

Less Distributions
Dividends From Net Investment Income        (0.0327)      (0.0315)(a)    (0.0323)       (0.0276)       (0.0309)(a)
                                           --------      --------       --------       --------       --------
Total Distributions                         (0.0327)      (0.0315)       (0.0323)       (0.0276)       (0.0309)
                                           --------      --------       --------       --------       --------

Net Asset Value, End of the Year            $1.0000       $1.0000        $1.0000        $1.0000        $1.0000
                                           ========      ========       ========       ========       ========


Total Return (%)                                3.3           3.2            3.3            2.8            3.1

Ratios/Supplemental Data
Ratio of Operating Expenses
  to Average Net Assets (%)                    0.90          0.85           0.85           0.80           0.79
Ratio of Operating Expenses
  to Average Net Assets After
    Expense Reductions (%)(b)                  0.56          0.56           0.60           0.65           0.65
Ratio of Net Investment Income
  to Average Net Assets (%)                    3.29          3.17           3.23           2.76           3.10
Net Assets, End of Year (000,000)             $  65         $  68          $  74          $  85          $  72
-------------------------------------------------------------------------------------------------------------------

(a) Including net realized gain (loss) on investments.

(b) After giving effect to the expense limitation and fee waiver.


                                         ---------------------------------------

Glossary of Terms

Bankers' acceptance -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

Bid price -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions -- Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

Credit rating -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Group or Moody's Investors Service, Inc. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

Discounted price -- The difference between a bond's current market price and its face or redemption value.

Diversification -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

Dividend yield -- The current or estimated annual dividend divided by the market price per share of a security.

Duration -- An estimate of how much a bond's price fluctuates with changes in comparable interest rates.

Income distributions -- Payments to shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

Inflation -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

Interest rate -- Rate of interest charged for the use of money, usually expressed at an annual rate.

Maturity -- The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

Net asset value (NAV) -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

Repurchase agreement -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Total return -- The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

Variable or floating-rate debt securities -- Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

Volatility -- The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

Yield -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

Yield-to-maturity -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.


---------------------------------------
19

                                    Notes --







                                         ---------------------------------------

If you would like more information about the Funds, the following documents are available free upon request:

         Annual and Semiannual Reports -- Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that
          significantly affected the Fund's performance during its last fiscal year. To reduce costs, we mail one copy per household. For more copies call CDC IXIS Asset Management Distributors, L.P. at the number below.

            Statement of Additional Information (SAI)-- Provides more
            detailed information about the Funds and their investment
          limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

                   To order a free copy of a Fund's annual or semiannual report or its SAI, contact your financial representative, or the Funds at:

                  CDC IXIS Asset Management Distributors, L.P.,
                      399 Boylston Street, Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com

          Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to any provide additional information that you may require.

         You can review and copy a Fund's reports and SAI at the Public
         Reference Room of the SEC in Washington, D.C. Text-only copies are available free from the Commission's Web site at:
                                  www.sec.gov.

          Copies of these publications are also available for a fee and information on the operation of the Public Reference Room may be obtained by electronic request at the following e-mail address:
                publicinfo@sec.gov, or by writing or calling the
                       Public Reference Room of the SEC,
                           Washington, D.C. 20549-0102
                            Telephone: 1-202-942-8090

             CDC IXIS Asset Management Distributors, L.P., and other
            firms selling shares of CDC Nvest Funds aremembers of the
           National Association of Securities Dealers, Inc. (NASD). As
            a service to investors, the NASD has asked that we inform
               you of the availability of a brochure on its Public
               Disclosure Program. The program provides access to
                  information about securities firms and their
                 representatives. Investors may obtain a copy by
               contacting the NASD at 800-289-9999 or by visiting
                        their Web site at www.NASDR.com.

                   (Investment Company Act File No. 811-2819)
                   (Investment Company Act File No. 811-3658)


                                   XM51-0501

              CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES
                     CDC NVEST TAX EXEMPT MONEY MARKET TRUST

 Supplement dated May 15, 2001 to CDC Nvest Money Market Funds Prospectus
             dated September 1, 2000 (as revised May 15, 2001) and
                       Statement of Additional Information
             dated September 1, 2000 (as revised November 21, 2000)


The Prospectus as revised on May 15, 2001 reflects Reich & Tang Asset Management LLC ("Reich & Tang") as subadviser to the Funds. Until June 2001 Back Bay Advisors, L.P. ("Back Bay Advisors") will serve as subadviser to the Funds.

Back Bay Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of CDC IXIS Asset Management North America, L.P. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $5.4 billion in assets as of December 31, 2000 for mutual funds and other institutional investors.


In managing the Funds, Back Bay Advisors employs the same investment strategies with the same related risks as those employed by Reich & Tang.




                                                                      SP137-0501